Share Capital (Details) - Schedule of Range of Assumptions Used to Value Stock Options Granted	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Bottom of range [member]
Share Capital (Details) - Schedule of Range of Assumptions Used to Value Stock Options Granted [Line Items]
Expected volatility		78.00%
Risk-free interest rate		1.23%
Expected life (in years)		3 years
Top of range [member]
Share Capital (Details) - Schedule of Range of Assumptions Used to Value Stock Options Granted [Line Items]
Expected volatility		80.00%
Risk-free interest rate		3.70%
Expected life (in years)		5 years